SUPPLEMENT DATED JULY 28, 2025
      TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED APRIL 28, 2025
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                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                             VARIABLE SEPARATE ACCOUNT
                   Polaris Retirement Protector Variable Annuity
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This supplement updates certain information in the Appendix A - Underlying
Funds Available Under the Contract to the most recent prospectus, updating summary prospectus, and initial summary prospectus (collectively, the "Prospectus"). Effective on or about July 28, 2025, the Current Expenses for below Underlying Funds have been updated as follows.

--------------------------------------------------------  ----------  -----------------
 Underlying Fund Name                                        Share       New Current
                                                             Class         Expense
--------------------------------------------------------  ----------  -----------------
SA Allocation Aggressive Portfolio                          Class 3          1.03%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Balanced Portfolio                            Class 3          1.00%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderate Portfolio                            Class 3          1.01%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderately Aggressive Portfolio               Class 3          1.01%*
--------------------------------------------------------  ----------  -----------------
SA American Century Inflation Managed Portfolio             Class 3          0.91%
--------------------------------------------------------  ----------  -----------------


* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.

             Please keep this supplement with your Prospectus.